ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2014	Mar. 31, 2013
Capital Unit [Line Items]
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	83,626,246	83,644,880
Series Twenty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,864,700	3,865,700
Series Twenty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,888,200	1,890,700
Series Twenty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,561,400	2,564,400
Series Twenty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,336,227	3,336,727
Series Twenty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,168,878	2,169,878
Series Twenty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,025,609	3,025,609
Series Twenty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,995,200	3,995,200
Series Twenty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,460,700	2,460,700
Series Twenty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,999,738	4,000,238
Series Twenty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,991,300	3,991,800
Series Thirty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,651,000	2,651,000
Series Thirty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,415,757	4,417,857
Series Thirty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,751,198	4,753,698
Series Thirty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,635,533	2,635,533
Series Thirty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,528,319	3,529,319
Series Thirty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,298,763	3,300,463
Series Thirty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,104,504	2,106,838
Series Thirty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,512,500	2,512,500
Series Thirty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,543,100	2,543,100
Series Thirty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,292,151	2,292,151
Series Forty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,630,256	2,630,256
Series Forty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,744,262	2,744,262
Series Forty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,701,973	2,701,973
Series Forty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,980,998	2,980,998